CONSOLIDATED STATMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,241)	$ (12,680)	$ (7,583)
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for doubtful accounts	1,242	2,044	2,223
Depreciation and amortization	24,033	25,138	23,479
Share-based compensation	3,502	4,614	7,971
Share of income on equity method investments	(22)	(243)	(290)
Loss on disposal of property and equipment	1,192	4,380	518
Gain on sale/maturity of short-term investments	(2,023)	(1,040)	(511)
Gain on remeasurement of fair value of cost and equity method investment (net)			(919)
Impairment of intangible assets	9,583	656	1,000
Impairment of goodwill	20,611	1,003
Changes in assets and liabilities that provide (use) cash:
Accounts receivable	(8,609)	(28,728)	(21,089)
Prepaid concession fees	2,358	10,178	(3,894)
Other current assets	(3,147)	(3,705)	4,540
Long term deposits	(7,033)	(499)	2,815
Amount due from related parties	(1,148)	169	(302)
Accounts payable	8,269	18,734	5,534
Accrued expenses and other current liabilities	(1,397)	1,555	262
Deferred revenue	6,586	(1,805)	(702)
Deferred tax assets (liabilities), net	(1,831)	(1,319)	(3,526)
Income tax payable	305	(520)	1,100
Net cash provided by operating activities	20,230	17,932	10,626
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of business (net of cash acquired of $212, nil and nil in 2010, 2011 and 2012, respectively)			(14,758)
Payment for contingent consideration in connection with a business combination		(2,966)	(2,415)
Purchase of property and equipment	(9,287)	(4,186)	(8,910)
Proceeds from disposal of property and equipment	127	172	137
Net amount (paid) received upon settlement of short-term investment	(42,464)	1,040	1,226
Restricted cash	(1,580)	748	(5,281)
Purchase of long-term investments	(2,223)		(367)
Loan receivable from a third party	(1,579)
Net cash used in investing activities	(57,006)	(5,192)	(30,368)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase		(7,373)
Treasury stock	(3,421)	(3,775)
Dividend paid to former shareholder of subsidiaries			(1,091)
Proceed from exercises of stock options	161	229	1,163
Net cash (used in) provided by financing activities	(3,260)	(10,919)	72
Effect of exchange rate changes	936	4,408	2,421
Net (decrease)/increase in cash	(39,100)	6,229	(19,670)
Cash, at beginning of year	112,734	106,505	123,754
Cash, at end of year	73,634	112,734	106,505
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	4,016	2,105	1,941
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered	$ 1,987	$ 2,823	$ 262